The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

July 20, 2012

Securities and Exchange Commission
Attn: Mr. Kevin Rupert
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund
File Nos. 002-80348 & 811-03599

Dear Mr. Rupert:

          Enclosed herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 113 under the 1933 Act and Amendment No. 115 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the “Trust”).

          This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to respond to comments received from the staff given over the telephone regarding Post-Effective Amendment No. 112 under the 1933 Act and Amendment No. 114 under the 1940 Act. Set forth below are the staff’s comments and the Trust’s responses:

1.	Comment: Please include all information and exhibits that were missing from Post-Effective Amendment No. 112 and Amendment No. 114 in your next filing.

Response: The following information has been included in this filing: ticker symbol for the Institutional Class of Royce Dividend Value Fund (the “Fund”); principal holders of shares; fee waiver and expense reimbursement agreement for the Fund; legal opinion; and auditor’s consent.

          We believe that the proposed modifications to the Registration Statement are responsive to the staff’s comments. The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in this Amendment; (ii) SEC staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the SEC from taking any action with respect to this Amendment; and (iii) the Trust may not assert this action as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

          As previously discussed, we will make another filing on or about July 24, 2012 requesting acceleration of the effective date of this Amendment and the Amendment filed on June 8, 2012 to August 1, 2012. Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

/s/ John E. Denneen
John E. Denneen
General Counsel